SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 5,632,429	$ 5,993,930
Less: Accumulated depreciation		1,547,262	927,918
Less: Provision for impairment	[1]	1,827,373	307,733
Property and equipment, net		2,257,794	4,758,279
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	[2]	5,618,788	5,982,900
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 13,641	$ 11,030

[1]	During 2023, approximately 20 machines of the Web3 decentralized storage infrastructure experienced severe malfunctions that prevented them from continuing operations. We scrapped the machines and recognized an impairment loss of $307,733, with an original cost of $364,112 and accumulated depreciation of $56,379. As of December 31, 2024, these impaired machines had been written off.
[2]	On December 15, 2022, our holding company MFH Cayman entered into an asset purchase agreement with Huangtong International Co., Ltd., providing for the acquisition and purchase of Web3 decentralized storage infrastructure, including cryptocurrency mining servers, cables, and other electronic devices, for an aggregate consideration of $5,980,000, payable in MFH Cayman’s ordinary shares. According to the Valuation Report for the Market Value for the Cryptocurrency Mining Servers issued by International United Consulting & Appraisal Limited on November 10, 2022, the market value of these assets is $5,980,000. In January 2023, MFH Cayman transferred all of these Web3 decentralized storage infrastructures to our US subsidiary MFH Tech and established MFH Tech as the business entity for our distributed storage and computing services.